Warrant Liability	12 Months Ended
Dec. 31, 2024
Warrant Liability
Warrant Liability
19.	Warrant Liability

The warrants issued in connection with the 2022 non-brokered private placement and the 2024 non-brokered and brokered private placements (Note 20) include embedded derivatives as they are exercisable in U.S. dollars and, therefore, fail the “fixed for fixed” requirements prescribed in IAS 32 Financial Instruments: presentation. As a result, they are classified as a liability and measured at fair value. The liability is revalued at its estimated fair value using the Black-Scholes option pricing model at the end of each reporting period, and the variation in the fair value is recognized on the consolidated statements of loss under Change in fair value of warrant liability. As described in Note 4, the warrant liability is presented as a current liability since January 1, 2024 due to the retrospective application of the Amendments to IAS 1.

The movement of the warrant liability, classified as financial instruments at fair value through profit or loss, is as follows:

	2024	2023
	$	$
Balance – Beginning of year	11,552	16,395
Additions	71,875	-
Change in fair value	(19,497)	(4,535)
Foreign exchange	3,922	(308)
Balance – End of year	67,852	11,552

In absence of quoted market prices, the fair value of the warrants exercisable in U.S. dollars is determined using the Black-Scholes option pricing model based on the following weighted average assumptions and inputs:

Warrants issued in 2024
	2024	2023
Dividend per share	—	—
Expected volatility	81.4%	—
Risk-free interest rate	4.3%	—
Expected life	4.8 years	—
Exercise price (USD)	$3.00	—
Share price (USD)	$1.63	—

Warrants issued in 2022
	2024	2023
Dividend per share	—	—
Expected volatility	79.4%	78.3%
Risk-free interest rate	4.3%	4.0%
Expected life	2.4 years	3.4 years
Exercise price (USD)(i)	$10.70	$10.70
Share price (USD)	$1.63	$2.91

(i)	On March 17, 2023, the Company received the required approvals to reduce the exercise price of the common share purchase warrants issued in 2022 under the non-brokered private placements from US$18.00 to US$10.70 per share.